LONG-TERM PREPAYMENTS AND OTHER ASSETS - MOVEMENT OF OPERATING RIGHTS OF SERVICE STATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about operating rights of service stations [line items]
Balance as at beginning of year	¥ 31,856
Balance as at end of year	29,714	¥ 31,856
Gross carrying amount
Disclosure of detailed information about operating rights of service stations [line items]
Balance as at beginning of year	53,567	53,549
Additions	912	493
Decreases	(688)	(475)
Balance as at end of year	53,791	53,567
Accumulated depreciation:
Disclosure of detailed information about operating rights of service stations [line items]
Balance as at beginning of year	(21,711)	(19,536)
Additions	(2,699)	(2,365)
Decreases	333	190
Balance as at end of year	¥ (24,077)	¥ (21,711)